Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

March 11, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Laudus Mondrian International Equity Fund Laudus Mondrian Emerging Markets Fund (the “Funds”) each a series of Laudus Trust (the “Registrant”)
(File Nos. 33-21677 and 811-05547)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated February 27, 2015 to the Fund’s prospectus, dated July 29, 2014, as supplemented October 1, 2014. The purpose of this filing is to submit, in XBRL, the 497 dated February 27, 2015.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0650.

Sincerely,

/s/ Catherine MacGregor
Catherine MacGregor
Vice President
Charles Schwab Investment Management, Inc.